SCHEDULE OF INVENTORIES (Details) - USD ($) $ in Thousands		Jun. 30, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Inventories		$ 3,065	$ 2,375
Obsolescence provision - spare parts		(495)	(523)
Ore Stockpiles [Member]
IfrsStatementLineItems [Line Items]
Inventories	[1]	437	453
Concentrate Inventory [Member]
IfrsStatementLineItems [Line Items]
Inventories		436	4
Production Spare Parts [Member]
IfrsStatementLineItems [Line Items]
Inventories		$ 2,687	$ 2,441

[1]	Change in inventories included in cost of sales (Note 13.a) excludes balance sheet driven currency translation adjustment of $11 for the six months ended June 30, 2021.